Subsequent Events	12 Months Ended
Dec. 28, 2014
Subsequent Events
Subsequent Events

21. Subsequent Events

        The Company has performed an evaluation of subsequent events through March 25, 2015, which is the date the audited consolidated financial statements of SFSI were available to be issued. No subsequent events were identified impacting the audited consolidated financial statements as presented.